Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2021	2020	2019
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2021, 2020 and 2019 are allocated as follows:

	2021	2020	2019
Current:
- Domestic	(2,116)	(2,221)	(585)
- Foreign	(3,170)	(1,545)	(1,400)
Total (a)	(5,286)	(3,766)	(1,985)
Deferred:
- Domestic	—	430	(387)
- Foreign	897	(1,005)	37
Total (b)	897	(575)	(350)
Total (a + b)	(4,389)	(4,341)	(2,335)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019, is analysed as follows:

	2021	2020	2019
Domestic	(1,551)	(17,049)	(24,808)
Foreign	10,325	(3,516)	(6,537)
Total	8,774	(20,565)	(31,345)

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2021, 2020 and 2019, to profit before income taxes and non-controlling interests) as follows:

	2021	2020	2019
Expected tax benefit (expense) at statutory tax rates	(2,106)	4,936	7,523
Effect of:
- Tax exempt income	2,320	4,806	3,297
- Aggregate effect of different tax rates in foreign jurisdictions	191	322	(139)
- Italian regional tax	(78)	(24)	(78)
- Non-deductible expenses	(5,152)	(5,575)	(4,521)
- Tax effect on unremitted earnings	(515)	(1,024)	(430)
- Non taxable gain from disposal of a subsidiary	1,057	—	—
- Chinese withholding tax on income not recoverable	(699)	(1,396)	(139)
- Effect of net change in deferred tax assets unrecognised	593	(6,386)	(7,848)
Actual tax charge	(4,389)	(4,341)	(2,335)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2021 and 2020 are presented below:

Deferred tax assets	31/12/21	31/12/20
Inventories obsolescence	633	354
Provision for contingent liabilities	466	379
Other temporary differences	174	12
Intercompany profit on inventories	22	1,278
Total deferred tax assets	1,295	2,023

Deferred tax liabilities	31/12/21	31/12/20
Withholding tax on unremitted earnings of subsidiaries	(516)	(1,024)
Withholding tax on liquidation of subsidiaries	(482)	—
Deferred revenue (IFRS 15)	—	(984)
Unrealised net gains on foreign exchange rate	(258)	(376)
Other temporary differences	(149)	(131)
Total deferred tax liabilities	(1,405)	(2,515)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2019, 2020 and 2021 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2019	1,974	(1,891)	83
Recognised in profit or loss	49	(624)	(575)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2020	2,023	(2,515)	(492)
Recognised in profit or loss	(728)	1,110	382
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2021	1,295	(1,405)	(110)

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2021 and 2020.

	31/12/21	31/12/20
Deferred tax assets	1,295	2,023
Deferred tax liabilities compensated	(409)	(1,492)
Net deferred tax assets	886	531
Deferred tax liabilities	(996)	(1,024)

Summary of Unrecognised Deferred Tax Assets

As at December 31, 2021 and 2020 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/21		31/12/20
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	368,779	88,328	396,763	97,107
Provision for contingent liabilities	12,231	2,888	14,311	3,695
Inventory obsolescence	11,985	2,560	9,952	2,480
Allowance for doubtful accounts	6,810	1,540	11,006	2,547
Intercompany profit on inventories	5,676	1,614	5,958	439
Provision for warranties	3,117	898	3,646	1,051
Impairment of non-financial assets	3,989	1,018	3,318	967
Goodwill and intangible assets	692	48	680	196
IAS 19 adjustment - employees’ leaving entitlement	1,807	434	1,806	433
Deferred costs	45	9	2,866	822
Other temporary differences	8,997	1,398	7,744	992
Total unrecognised deferred tax assets	424,128	100,735	458,050	110,729

Summary of Tax Loss Carry Forward

As at December 31, 2021 and 2019 the tax losses carried-forward of the Group expire as follows:

	2021	Expire date	2020	Expire date
Expire in five years	6,207	2022-2026	7,421	2021-2025
Expire after five years	3,257	> 2026	4,902	> 2025
Never expire	359,316	—	384,440	—
Total	368,780		396,763